Staff costs (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Compensation costs
Performance costs		£ 1,104	£ 1,300		£ 917	[1]
Salaries	[2]	2,373	2,269		2,229	[1]
Social security costs		269	263		272	[1]
Post-retirement benefits	[3]	184	302		208	[1]
Other compensation costs		237	246		119	[1]
Total compensation costs		4,167	4,380		3,745	[1]
Other resourcing costs
Outsourcing		211	287		472	[1]
Redundancy and restructuring		69	87		24	[1]
Temporary staff costs		48	54		100	[1]
Other		70	66		52	[1]
Total other resourcing costs		398	494		648	[1]
Total staff costs		4,565	4,874	[4]	4,393	[1],[4],[5]
Disclosure of net defined benefit liability (asset) [line items]
Staff Compensation Costs		4,167	4,380		3,745	[1]
Post-retirement benefits	[3]	184	302		208	[1]
Performance costs		1,104	1,300		917	[1]
Internally generated software [member] | Barclays Bank Group [member]
Compensation costs
Total compensation costs		123	54		238
Disclosure of net defined benefit liability (asset) [line items]
Staff Compensation Costs		123	54		238
Defined contribution Schemes [member] | Barclays Bank Group [member]
Compensation costs
Post-retirement benefits		126	99		110
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits		126	99		110
Pension defined benefit plans [member] | Barclays Bank Group [member]
Compensation costs
Post-retirement benefits		57	203		97
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits		£ 57	£ 203		£ 97

[1]

In 2017 , £472m of performance costs recharged by Barclays Execution Services Limited to B arclays B ank PLC has been included in Other administration and general expenses within Operating expenses. For further de tails on Operating expenses refer to Note 8 .

[2]	a £ 123 m (2018 : £ 54 m; 2017 : £ 2 38 m) of Group compensation was capitalised as internally generated software . b
[3]

b Post-retirem ent benefits charge includes £ 126 m (2018 : £ 99 m; 2017 : £ 1 10 m) in respect of defin ed contribution schemes and £ 57 m (201 8 : £ 203 m; 201 7 : £ 97 m) in respect of defined benefit schemes .

c

[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[5]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39